SOUND MIND INVESTING FUND
SCHEDULE OF INVESTMENTS
January 31, 2021 (Unaudited)

EXCHANGE-TRADED FUNDS — 63.14%	Shares	Fair Value

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	432,390	$ 6,810,143
iShares Russell 1000 Growth ETF(a)	185,500	44,379,020
iShares Russell 2000 Growth ETF	99,550	29,903,825
Renaissance IPO ETF	182,700	12,434,562

Total Exchange-Traded Funds (Cost $90,011,427)		93,527,550

MUTUAL FUNDS — 36.28%

Akre Focus Fund, Institutional Class	101	5,312
Allianz NFJ Dividend Value Fund, Institutional Class	200	2,234
Allianz NFJ Small-Cap Value Fund, Institutional Class	162	2,578
ALPS/CoreCommodity Management CompleteCommodities Strategy Fund, Institutional Class	387,625	2,887,804
American Century Equity Income Fund, Investor Class	100	885
American Century International Opportunities Fund, Institutional Class	360	4,854
AMG Yacktman Focused Fund, Institutional Class	100	1,894
AMG Yacktman Fund, Institutional Class	100	2,110
Artisan International Small Cap Fund, Investor Class	100	2,002
Artisan International Value Fund, Investor Class	150	5,910
Artisan Mid Cap Value Fund, Investor Class	279	5,462
Artisan Small Cap Fund, Investor Class	125	6,444
Baron Focused Growth Fund, Institutional Class	300,715	14,112,565
Baron Partners Fund, Institutional Class	37,209	6,532,417
BlackRock International Opportunities Portfolio, Institutional Class	100	3,249
BNY Mellon Opportunistic Small Cap Fund, Investor Class	100	3,408
Bridgeway Small-Cap Growth Fund, Class N	205	6,320
Bridgeway Ultra-Small Company Market Fund, Class N	100	1,629
Buffalo Small Cap Fund, Inc.	150	3,308
Champlain Small Company Fund, Institutional Class	100	2,384
Chartwell Small Cap Value Fund	118	2,105
Columbia Acorn Fund, Class Z	137	2,307
Columbia Acorn International, Class Z	100	3,457
Columbia Contrarian Core Fund, Class Z	91	2,745
Columbia Small Cap Growth Fund I, Class Z	100	3,413

Davis Opportunity Fund, Class Y	100	3,956
Delaware Select Growth Fund, Institutional Class	100	4,313
Delaware Small Cap Value Fund, Institutional Class	100	6,424
Delaware Value Fund, Institutional Class	144	3,093
Deutsche Small Cap Core Fund, Institutional Class	52	1,933
DFA International Small Cap Value Portfolio, Institutional Class	100	1,886
DFA International Small Company Portfolio, Institutional Class	100	2,016
DFA U.S. Small Cap Value Portfolio, Institutional Class	100	3,636
Fairholme Fund	100	2,885
Fidelity Advisor Growth Opportunities Fund, Institutional Class	47,411	7,504,675
Fidelity Mid-Cap Stock Fund	150	5,553
Fidelity Small Cap Discovery Fund	100	2,443
Fidelity Small Cap Stock Fund	150	3,149
Fidelity Small Cap Value Fund	150	2,627
Franklin Small Cap Value Fund, Advisor Class	100	5,429
Hartford International Opportunities Fund (The), Class Y	248	5,039
Heartland Value Fund	100	4,448
Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class	100	1,782
Hennessy Focus Fund, Investor Class	50	3,000
Invesco American Value Fund, Class Y	141	4,963
Invesco Oppenheimer International Small-Mid Company Fund, Class Y	100	5,378
Janus Henderson Contrarian Fund, Class T	100	2,612
Janus Henderson Mid Cap Value Fund, Class T	200	3,110
Janus Henderson Overseas Fund, Class T	100	3,896
Janus Henderson Venture Fund, Class T	100	10,175
JOHCM International Select Fund, Institutional Class	100	3,026
JPMorgan Mid Cap Value Fund, Institutional Class	100	3,698
JPMorgan Small Cap Equity Fund, Select Class	100	6,905
JPMorgan Small Cap Growth Fund, Class L	100	3,062
JPMorgan U.S. Research Enhanced Equity Fund, Institutional Class	100	3,156
Longleaf Partners Fund	150	3,351
Longleaf Partners International Fund	150	2,559
Longleaf Partners Small-Cap Fund	100	2,503
Lord Abbett Developing Growth Fund, Inc., Institutional Class	100	4,064
MainStay Mackay U.S. Equity Opportunities Fund, Institutional Class	100	706
Miller Opportunity Trust, Institutional Class	100	4,723
Morgan Stanley Discovery Portfolio, Institutional Class	241,856	11,357,545
Morgan Stanley Growth Portfolio, Institutional Class	100	9,280
Morgan Stanley Multi-Cap Growth Trust, Institutional Class	79,955	7,591,739
Neuberger Berman Genesis Fund, Institutional Class	100	7,068
Nicholas Fund, Inc.	50	3,762
Oakmark International Fund, Investor Class	150	3,848
Oakmark International Small Cap Fund, Institutional Class	150	2,547

Oakmark Select Fund, Institutional Class	150	7,056
Parametric Commodity Strategy Fund, Institutional Class	517,217	2,942,963
Polen Growth Fund, Institutional Class	100	4,471
PRIMECAP Odyssey Aggressive Growth Fund	100	5,678
Principal SmallCap Growth Fund I, Institutional Class	200	3,760
Prudential Jennison International Opportunities, Class Z	185	6,181
Royce Micro-Cap Fund, Investment Class	106	1,403
Royce Opportunity Fund, Investment Class	100	1,681
Royce Premier Fund, Investment Class	300	4,056
Royce Special Equity Fund, Institutional Class	150	2,730
T. Rowe Price International Discovery Fund, Investor Class	75	6,893
T. Rowe Price Mid-Cap Growth Fund, Investor Class	50	5,627
T. Rowe Price New Horizons Fund, Investor Class	100	8,080
T. Rowe Price Small-Cap Value Fund, Investor Class	100	5,283
Thornburg Value Fund, Institutional Class	100	8,826
TIAA-CREF International Equity Fund, Institutional Class	100	1,289
Touchstone Sands Capital Select Growth Fund, Class Y	100	2,008
Tweedy Browne Global Value Fund	150	4,104
Vanguard Strategic Equity Fund, Investor Class	100	3,737
Victory RS Small Cap Growth Fund, Class Y	100	10,332
Wasatch Emerging Markets Small Cap Fund, Investor Class	1,000	3,470
Wasatch International Growth Fund, Investor Class	150	5,139
Wasatch Micro Cap Fund, Investor Class	37,172	463,910

Total Mutual Funds (Cost $34,531,875)		53,727,436

MONEY MARKET FUNDS - 0.53%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%(b)	777,805	777,805

Total Money Market Funds (Cost $777,805)		777,805

Total Investments — 99.95% (Cost $125,321,107)		148,032,791

Other Assets in Excess of Liabilities — 0.05%		67,553

NET ASSETS — 100.00%		$ 148,100,344

(a)	Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of January 31, 2021 the percentage of net assets invested in iShares Russell 1000 Growth ETF was 29.97% of the Fund.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2021.

ETF	- Exchange-Traded Fund

See accompanying notes which are an integral part of this schedule of investments.

SMI DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
January 31, 2021 (Unaudited)

CLOSED-END FUNDS — 22.99%	Shares	Fair Value

Sprott Physical Gold Trust	1,764,340	$ 25,635,860

Total Closed-End Funds (Cost $26,570,071)		25,635,860

EXCHANGE-TRADED FUNDS — 76.61%

Invesco DB Gold Fund	163,550	8,722,122
iShares MSCI EAFE ETF(a)	519,910	37,636,285
SPDR S&P 500® ETF(a)	102,690	38,002,487
VanEck Vectors Gold Miners ETF	16,000	552,160
VanEck Vectors Junior Gold Miners ETF	10,420	521,834

Total Exchange-Traded Funds (Cost $78,263,527)		85,434,888

MONEY MARKET FUNDS - 0.01%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%(b)	13,757	13,757

Total Money Market Funds (Cost $13,757)		13,757

Total Investments — 99.61% (Cost $104,847,355)		111,084,505

Other Assets in Excess of Liabilities — 0.39%		433,356

NET ASSETS — 100.00%		$ 111,517,861

(a)	Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of January 31, 2021 the percentage of net assets invested in iShares MSCI EAFE ETF and SPDR S&P 500® ETF were 33.75% and 34.08%, respectively, of the Fund.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2021.

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

SMI 50/40/10 FUND
SCHEDULE OF INVESTMENTS
January 31, 2021 (Unaudited)

CLOSED-END FUNDS — 15.79%	Shares	Fair Value

Sprott Physical Gold Trust	703,100	$ 10,216,043

Total Closed End Funds (Cost $10,574,315)		10,216,043

EXCHANGE-TRADED FUNDS — 70.78%

ARK Innovation ETF	48,350	6,645,224
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	151,830	2,391,323
iShares MSCI EAFE ETF	145,560	10,537,088
iShares Russell 1000 Growth ETF	31,900	7,631,756
iShares Russell 2000 Growth ETF	17,120	5,142,677
Renaissance IPO ETF	31,450	2,140,487
SPDR S&P 500® ETF	28,770	10,646,914
VanEck Vectors Gold Miners ETF	9,710	335,092
VanEck Vectors Junior Gold Miners ETF	6,460	323,517

Total Exchange-Traded Funds (Cost $40,307,981)		45,794,078

MUTUAL FUNDS — 13.17%

ALPS/CoreCommodity Management CompleteCommodities Strategy Fund, Institutional Class	20,000	149,000
AMG Yacktman Focused Fund, Institutional Class	100	1,894
Baron Focused Growth Fund, Institutional Class	31,009	1,455,238
Baron Partners Fund, Institutional Class	9,207	1,616,325
Fidelity Advisor Growth Opportunities Fund, Institutional Class	7,998	1,265,964
Invesco Oppenheimer International Small-Mid Company Fund, Class Y	100	5,378
Longleaf Partners International Fund	150	2,559
Lord Abbett Developing Growth Fund, Inc., Institutional Class	100	4,064
Miller Opportunity Trust, Institutional Class	100	4,723
Morgan Stanley Discovery Portfolio, Institutional Class	54,799	2,573,352
Morgan Stanley Multi-Cap Growth Trust, Institutional Class	13,549	1,286,505
Oakmark International Fund, Investor Class	50	1,283

Parametric Commodity Strategy Fund, Institutional Class	26,316	149,737
Royce Opportunity Fund, Investment Class	100	1,681
Wasatch International Growth Fund, Investor Class	100	3,426

Total Mutual Funds (Cost $5,780,234)		8,521,129

MONEY MARKET FUNDS - 0.20%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%(a)	131,167	131,167

Total Money Market Funds (Cost $131,167)		131,167

Total Investments — 99.94% (Cost $56,793,697)		64,662,417

Other Assets in Excess of Liabilities — 0.06%		41,554

NET ASSETS — 100.00%		$ 64,703,971

(a)	Rate disclosed is the seven day effective yield as of January 31, 2021.

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

At January 31, 2021, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

	Sound Mind	SMI Dynamic
	Investing Fund	Allocation Fund	SMI 50/40/10 Fund

Gross appreciation	$ 22,489,423	$ 7,575,100	$ 8,170,637
Gross depreciation	(59,917)	(1,337,950)	(402,486)
Net appreciation on investments	$ 22,429,506	$ 6,237,150	$ 7,768,151

Tax cost of investments	$ 125,603,285	$ 104,847,355	$ 56,894,266

At January 31, 2021, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

SMI Funds

Notes to the Schedules of Investments

January 31, 2021

(Unaudited)

The Sound Mind Investing Fund ("SMI Fund"), SMI Dynamic Allocation Fund and SMI 50/40/10 Fund (each a "Fund" and collectively, the "Funds") are each investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

SMI Funds

Notes to the Schedules of Investments

January 31, 2021

(Unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including ETFs and closed-end funds, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”). These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of day pricing time, SMI Advisory Services, LLC (the "Adviser") may, in accordance with the Valued Advisers Trust’s (the "Trust") valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases the security will generally be categorized as a Level 2 security.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

SMI Funds

Notes to the Schedules of Investments

January 31, 2021

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2021:

		Valuation Inputs
SMI Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 93,527,550	$ -	$ -	$ 93,527,550
Mutual Funds	53,727,436	-	-	53,727,436
Money Market Funds	777,805	-	-	777,805
Total Investments	$ 148,032,791	$ -	$ -	$ 148,032,791

	Valuation Inputs
SMI Dynamic Allocation Fund	Level 1	Level 2	Level 3	Total
Closed-End Funds	$ 25,635,860	$ -	$ -	$ 25,635,860
Exchange-Traded Funds	85,434,888	-	-	85,434,888
Money Market Funds	13,757	-	-	13,757
Total Investments	$ 111,084,505	$ -	$ -	$ 111,084,505

		Valuation Inputs
SMI 50/40/10 Fund	Level 1	Level 2	Level 3	Total
Closed-End Funds	$ 10,216,043	$ -	$ -	$ 10,216,043
Exchange-Traded Funds	45,794,078	-	-	45,794,078
Mutual Funds	8,521,129	-	-	8,521,129
Money Market Funds	131,167	-	-	131,167
Total Investments	$ 64,662,417	$ -	$ -	$ 64,662,417

The Funds did not hold any investments at the end of reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of level 3 securities is included for this reporting period.